Debt - Long-term debt (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt		€ 5,355		€ 4,657
Non-current portion of non-current borrowings	[2]	€ 4,939	[1]	3,427	[1]	€ 4,044
Borrowings, maturity		8.0
Current portion of non-current borrowings		€ 416		€ 1,230
Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity		8.0		7.9
Borrowings, interest rate		2.50%		2.30%
Later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 3,258		€ 2,545
Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		1,681		882
Bank borrowings [Member]
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt		206		211
Non-current portion of non-current borrowings		205		€ 211
Current portion of non-current borrowings		€ 1
Bank borrowings [Member] | Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity		5.1		6.2
Borrowings, interest rate		0.30%		0.30%
Bank borrowings [Member] | Later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 200		€ 205
Bank borrowings [Member] | Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		5		6
Bonds [Member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt		2,234		1,988
Current portion of non-current borrowings				500
Bonds [Member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt		€ 1,328		€ 1,303
Bonds [Member] | Weighted average [member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity		5.8		5.0
Borrowings, interest rate		0.80%		0.70%
Bonds [Member] | Weighted average [member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity		17.1		18.1
Borrowings, interest rate		6.30%		6.30%
Bonds [Member] | Later than five years [member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 1,239		€ 991
Bonds [Member] | Later than five years [member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		1,328		1,303
Bonds [Member] | Later than one year and not later than five years [member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		995		497
Bonds [Member] | Later than one year and not later than five years [member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		1,328
Bonds [Member] | Later than one year [member] | Euro Member Countries, Euro
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		2,234		1,488
Bonds [Member] | Later than one year [member] | United States of America, Dollars
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings				1,303
Forward contract [member]
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt		188		807
Non-current portion of non-current borrowings		62		188
Current portion of non-current borrowings		€ 126		€ 618
Forward contract [member] | Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity		1.2		0.8
Forward contract [member] | Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 62		€ 188
Lease liabilities [member]
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt		1,381		330
Current portion of non-current borrowings		€ 272		€ 94
Lease liabilities [member] | Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity		4.3		3.6
Borrowings, interest rate		2.40%		2.90%
Lease liabilities [member] | Later than five years [member]
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt		€ 491		€ 46
Non-current portion of non-current borrowings		491		46
Lease liabilities [member] | Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt		618		190
Non-current portion of non-current borrowings		618		190
Lease liabilities [member] | Later than one year [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		1,109		236
Other long-term debt [Member]
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt		17		18
Non-current portion of non-current borrowings				0
Current portion of non-current borrowings		€ 17		€ 18
Other long-term debt [Member] | Weighted average [member]
Debt - Text Details (Detail) [Line Items]
Borrowings, maturity		1.0		1.1
Borrowings, interest rate		1.80%		1.60%
Other long-term debt [Member] | Later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings				€ 0
Other long-term debt [Member] | Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings				€ 0

[1]	Includes the impact of IFRS 16 lease accounting following its adoption as of January 1, 2019. For more details refer to the Significant accounting policies.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.